Marketable debt securities	12 Months Ended
Dec. 31, 2017
Marketable Debt Securities [Abstract]
Marketable debt securities

22.   Marketable debt securities

a)	Breakdown

The detail, by classification and type, of Marketable debt securities is as follows:

	Millions of euros
	2017	2016	2015

Classification:
Financial liabilities held for trading	—	—	—
Financial liabilities designated at fair value through profit or loss	3,056	2,791	3,373
Financial liabilities at amortized cost	214,910	226,078	222,787
	217,966	228,869	226,160
Type:
Bonds and debentures outstanding	176,719	183,278	182,073
Subordinated	21,382	19,873	21,131
Notes and other securities	19,865	25,718	22,956
	217,966	228,869	226,160

The breakdown of book value by maturity of the subordinated liabilities and bonds and debentures outstanding at December 31, 2017:

	Millions of euros
	Within 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total

Subordinated Liabilities	463	8	6	20,905	21,382
Covered bonds	14,439	21,338	22,638	27,857	86,272
Other bonds and debentures	19,376	33,214	21,446	16,411	90,447
Total bonds and debentures outstanding	33,815	54,552	44,084	44,268	176,719
Total bonds and debentures outstanding and subordinated liabilities	34,278	54,560	44,090	65,173	198,101

Note 51 contains a detail of the residual maturity periods of financial liabilities at amortized cost and of the related average interest rates in those years.

b)Bonds and debentures outstanding

The detail, by currency of issue, of bonds and debentures outstanding is as follows:

				December 31, 2017
				Outstanding
				issue amount
				in foreign	Annual
	Millions of euros			currency	interest
Currency of issue	2017	2016	2015	(Millions)	rate (%)

Euro	83,321	77,231	88,922	83,321	1.51%
U.S. dollar	48,688	48,134	46,463	56,841	2.67%
Pound sterling	13,279	15,098	16,757	11,181	2.69%
Brazilian real	17,309	27,152	19,125	62,592	8.14%
Hong Kong dollar	—	40	74	—	—
Chilean peso	5,876	6,592	3,634	4,180,799	4.54%
Other currencies	8,246	9,030	7,098
Balance at end of year	176,719	183,278	182,073

The changes in Bonds and debentures outstanding were as follows:

	Millions of euros
	2017	2016	2015

Balance at beginning of year	183,278	182,073	178,710
Net inclusion of entities in the Group	11,426	1,009	5,229
Of which:
Grupo Banco Popular	11,426	—	—
Banif - Banco Santander Totta SA	—	—	1,729
Auto ABS UK Loans PLC	—	—	1,358
Auto ABS DFP Master Compartment France 2013	—	—	550
Auto ABS2 FCT Compartiment 2013-A	—	—	514
PSA Financial Services, Spain, EFC, SA	—	—	401
Auto ABS FCT Compartiment 2012-1	—	—	274
Auto ABS FCT Compartiment 2013-2	—	—	205
PSA Finance Suisse, S.A.	—	—	200
Banca PSA Italia S.P.A.	—	500	—
PSA Bank Deutschland GmbH	—	497	—

Issues	62,260	57,012	66,223
Of which:
Grupo Santander UK	7,625	12,815	16,279
Santander Consumer USA Holdings Inc.	11,242	11,699	11,330
Banco Santander (Brasil) S.A	16,732	7,699	16,910
Santander Consumer Finance, S.A.	2,508	4,567	5,070
Banco Santander - Chile	579	3,363	1,198
Santander Holding USA, Inc.	4,133	2,798	1,921
Banco Santander, S.A. (including issuer entities)	10,712	6,385	5,265
Banco Santander, S.A. (México), S.A. Institución de Banca Múltiple, Grupo Financiero Santander México	118	1,840	1,874
Santander Consumer Bank AG	749	—	—
Santander Consumer Bank A.S.	1,117	1,537	1,328
PSA Financial Services, Spain, EFC, SA	—	726	—
SCF Rahoituspalvelut KIMI VI DAC	635	—	—
Société Financière de Banque – SOFIB (actually PSA Banque France)	1,032	—	—
Auto ABS French Lease Master Compartiment 2016	—	635	—
Santander International Products, Plc.	588	371	402
Emisora Santander España, S.A. Unipersonal	67	158	745
Banco Santander Totta, S.A.	1,999	—	749
Santander Bank, National Association	—	—	910
Redemptions and repurchases	(66,871)	(59,036)	(69,295)
Of which:
Grupo Santander UK	(13,303)	(13,163)	(18,702)
Grupo Banco Popular	(983)	—	—
Santander Bank, National Association	(886)	—	—
Santander Consumer USA Holdings Inc.	(10,264)	(11,166)	(7,556)
Banco Santander (Brasil) S.A.	(23,187)	(7,579)	(14,718)
Banco Santander, S.A. (including issuer entities)	(8,973)	(12,837)	(18,581)
Santander Consumer Finance, S.A.	(1,618)	(4,117)	(2,838)
Santander Holdings USA, Inc.	(759)	(1,786)	(494)
Banco Santander (México), S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	(224)	(1,453)	(789)
Banco Santander Totta, S.A.	(998)	(856)	(130)
Santander Consumer Bank AS	(337)	(710)	(163)
Banco Santander - Chile, S.A.	(1,442)	(516)	(2,136)
Exchange differences and other movements	(13,374)	2,219	1,206
Balance at year-end	176,719	183,278	182,073

c)Notes and other securities

These notes were issued basically by Abbey National Treasury Services plc, Santander Consumer Finance, S.A., Santander UK PLC, Inc., Banco Santander (México), S.A. Institución de Banca Múltiple, Grupo Financiero Santander México , Bank Zachodni WBK S.A., Banco Santander and Banco Popular Español, S.A.

d)Guarantees

Set forth below is information on the liabilities secured by financial assets:

	Millions of euros
	2017	2016	2015

Asset-backed securities	32,505	38,825	42,201
Of which, mortgage-backed securities	4,034	8,561	14,152
Other mortgage securities	52,497	44,616	48,228
Of which: mortgage-backed bonds	23,907	16,965	19,747
Territorial covered bond	1,270	592	1,567
	86,272	84,033	91,996

The main characteristics of the assets securing the aforementioned financial liabilities are as follows:

1.	Asset-backed securities:
a.

Mortgage-backed securities- these securities are secured by securitized mortgage assets (see Note 10.e) with average maturities of more than ten years that must: be a first mortgage for acquisition of principal or second residence, be current in payments, have a loan-to-value ratio below 80% and have a liability insurance policy in force covering at least the appraisal value. The value of the financial liabilities broken down in the foregoing table is lower than the balance of the assets securing them - securitized assets retained on the balance sheet - mainly because the Group repurchases a portion of the bonds issued, and in such cases they are not recognized on the liability side of the consolidated balance sheet.

b.

Other asset - backed securities - including asset-backed securities and notes issued by special-purpose vehicles secured mainly by mortgage loans that do not meet the foregoing requirements and other loans (mainly personal loans with average maturities of five years and loans to SMEs with average maturities of seven years).

2.

Other mortgage securities include mainly: (i) mortgage-backed bonds with average maturities of more than ten years that are secured by a portfolio of mortgage loans and credits (included in secured loans - see Note 10.b) which must: not be classified as at procedural stage; have available appraisals performed by specialized entities; have a loan-to-value (LTV) ratio below 80% in the case of home loans and below 60% for loans for other assets and have sufficient liability insurance, (ii) other debt securities issued as part of the Group’s liquidity strategy in the UK, mainly covered bonds in the UK secured by mortgage loans and other assets.

The fair value of the guarantees received by the Group (financial and non-financial assets) which the Group is authorized to sell or pledge even if the owner of the guarantee has not defaulted is scantly material taking into account the Group’s financial statements as a whole.

e)Spanish mortgage-market issues

The members of the Board of Directors hereby state that the Group entities operating in the Spanish mortgage-market issues area have established and implemented specific policies and procedures to cover all activities carried on and guarantee strict compliance with mortgage-market regulations applicable to these activities as provided for in Royal Decree 716/2009, of April 24, implementing certain provisions of Mortgage Market Law 2/1981, of March 25, and, by application thereof, in Bank of Spain Circulars 7/2010 and 5/2011, and other financial and mortgage system regulations. Also, financial management defines the Group entities' funding strategy.

The risk policies applicable to mortgage market transactions envisage maximum loan-to-value (LTV) ratios, and specific policies are also in place adapted to each mortgage product, which occasionally require the application of stricter limits.

The Bank’s general policies in this respect require the repayment capacity of each potential customer (the effort ratio in loan approval) to be analyzed using specific indicators that must be met. This analysis must determine whether each customer’s income is sufficient to meet the repayments of the loan requested. In addition, the analysis of each customer must include a conclusion on the stability over time of the customer’s income considered with respect to the life of the loan. The aforementioned indicator used to measure the repayment capacity (effort ratio) of each potential customer takes into account mainly the relationship between the potential debt and the income generated, considering on the one hand the monthly repayments of the loan requested and other transactions and, on the other, the monthly salary income and duly supported income.

The Group entities have specialized document comparison procedures and tools for verifying customer information and solvency (see Note 54).

The Group entities’ procedures envisage that each mortgage originated in the mortgage market must be individually valued by an appraisal company not related to the Group.

In accordance with Article 5 of Mortgage Market Law 41/2007, any appraisal company approved by the Bank of Spain may issue valid appraisal reports. However, as permitted by this same article, the Group entities perform several checks and select, from among these companies, a small group with which they enter into cooperation agreements with special conditions and automated control mechanisms. The Group’s internal regulations specify, in detail, each of the internally approved companies, as well as the approval requirements and procedures and the controls established to uphold them. In this connection, the regulations establish the functions of an appraisal company committee on which the various areas of the Group related to these companies are represented. The aim of the committee is to regulate and adapt the internal regulations and the activities of the appraisal companies to the current market and business situation (See note 2.i).

Basically, the companies wishing to cooperate with the Group must have a significant level of activity in the mortgage market in the area in which they operate, they must pass a preliminary screening process based on criteria of independence, technical capacity and solvency -in order to ascertain the continuity of their business- and, lastly, they must pass a series of tests prior to obtaining definitive approval.

In order to comply in full with the legislation, any appraisal provided by the customer is reviewed, irrespective of which appraisal company issues it, to check that the requirements, procedures and methods used to prepare it are formally adapted to the valued asset pursuant to current legislation and that the values reported are customary in the market.

The information required by Bank of Spain Circulars 7/2010 and 5/2011, by application of Royal Decree 716/2009, of April 24 is as follows:

Millions of euros	2017	2016	2015

Face value of the outstanding mortgage loans and credits that support the issuance of mortgage-backed and mortgage bonds pursuant to Royal Decree 716/2009 (excluding securitized bonds)	91,094	56,871	60,043
Of which:
Loans eligible to cover issues of mortgage-backed securities	59,422	38,426	39,414
Transfers of assets retained on balance sheet: mortgage-backed certificates and other securitized mortgage assets	18,802	19,509	21,417

Mortgage-backed bonds

The mortgage-backed bonds ("cédulas hipotecarias") issued by the Group entities are securities the principal and interest of which are specifically secured by mortgages, there being no need for registration in the Property Register, by mortgage on all those that at any time are recorded in favor of the issuer and are not affected by the issuance of mortgage bonds and / or are subject to mortgage participations, and / or mortgage transfer certificates, and, if they exist, by substitution assets eligible to be hedged and for the economic flows generated by derivative financial instruments linked to each issue, and without prejudice to the issuer's unlimited liability.

The mortgage bonds include the credit right of its holder against the issuing entity, guaranteeing in the manner provided for in the previous paragraph, and involve the execution to claim from the issuer the payment after due date. The holders of these securities are recognized as preferred creditors, singularly privileged, with the preference, included in number 3º of article 1,923 of the Spanish Civil Code against any other creditor, in relation with the entire group of loans and mortgage loans registered in favor of the issuer, except those that act as coverage for mortgage bonds and / or are subject to mortgage participations and / or mortgage transfer certificates.

In the event of insolvency, the holders of mortgage-backed bonds will enjoy the special privilege established in Article 90.1.1 of Insolvency Law 22/2003, of July 9. Without prejudice to the foregoing, in accordance with Article 84.2.7 of the Insolvency Law, during the insolvency proceedings, the payments relating to the repayment of the principal and interest of the bonds issued and outstanding at the date of the insolvency filing will be settled up to the amount of the income received by the insolvent party from the mortgage loans and credits and, where appropriate, from the replacement assets backing the bonds and from the cash flows generated by the financial instruments associated with the issues (Final Provision 19 of the Insolvency Law).

If, due to a timing mismatch, the income received by the insolvent party is insufficient to meet the payments described in the preceding paragraph, the insolvency managers must settle them by realizing the replacement assets set aside to cover the issue and, if this is not sufficient, they must obtain financing to meet the mandated payments to the holders of the mortgage-backed bonds, and the finance provider must be subrogated to the position of the bond-holders.

In the event that the measure indicated in Article 155.3 of the Insolvency Law were to be adopted, the payments to all holders of the mortgage-backed bonds issued would be made on a pro-rata basis, irrespective of the issue dates of the bonds.

The outstanding mortgage-backed bonds issued by the Group totaled €23,907 million at December 31, 2017 (all of which were denominated in euros), of which €14,198 million were issued by Banco Santander, 9,209 were issued by Grupo Banco Popular and €500 million were issued by Santander Consumer Finance, S.A. The issues outstanding at December 31, 2017 and 2016 are detailed in the separate financial statements of each of these companies.

Mortgage-backed bond issuers have an early redemption option solely for the purpose of complying with the limits on the volume of outstanding mortgage-backed bonds stipulated by mortgage market regulations.

None of the mortgage-backed bonds issued by the Group entities had replacement assets assigned to them.